Financial instruments (Details 1) - Currencyisk [Member] $ in Thousands	Dec. 31, 2025 USD ($)
Canada Dollars [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	$ (5,557)
Canada Dollars [Member] | Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	7
Canada Dollars [Member] | Tax Recoverable [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	784
Canada Dollars [Member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(6,331)
Canada Dollars [Member] | Other Current Liabilities 1 [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(17)
United States Of America Dollars [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(112,464)
United States Of America Dollars [Member] | Cash And Cash Equivalents 1 [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	4,840
United States Of America Dollars [Member] | Suppliers [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(131)
United States Of America Dollars [Member] | Trade receivables
IfrsStatementLineItems [Line Items]
Risk exposure	1,392
United States Of America Dollars [Member] | Cash Held As Collateral [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	11,253
United States Of America Dollars [Member] | Prepayment From Customer [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(5,062)
United States Of America Dollars [Member] | Export Prepayment Agreement Interest [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	(956)
United States Of America Dollars [Member] | Export Prepayment Agreement [Member]
IfrsStatementLineItems [Line Items]
Risk exposure	$ (123,800)